Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000260119 [Member]
Shareholder Report [Line Items]
Fund Name	Suncoast Select Growth ETF
Class Name	Suncoast Select Growth ETF
Trading Symbol	SEMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Suncoast Select Growth ETF (the “Fund”) for the period of May 13, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://suncoastequityetf.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://suncoastequityetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.60%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.60%
Net Assets	$ 50,809,091
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 12,526
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	41.8%
Financials	16.1%
Communication Services	13.7%
Health Care	10.0%
Industrials	8.8%
Consumer Discretionary	6.3%
Cash and Cash Equivalents	3.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	11.6%
Microsoft Corp.	9.8%
Alphabet, Inc. - Class A	9.3%
Intuit, Inc.	6.8%
Booking Holdings, Inc.	6.3%
Visa, Inc. - Class A	6.0%
Stryker Corp.	4.6%
Meta Platforms, Inc. - Class A	4.4%
Mastercard, Inc. - Class A	4.3%
Salesforce, Inc.	4.0%